Receivables and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Receivables and Other Current Assets
The detail of receivables and other current assets of the Telefónica Group at December 31, 2018 and December 31, 2017 is as follows:

Millions of euros	12/31/2018	12/31/2017
Receivables (Note 14)	8,419	8,727
Trade receivables	10,666	10,891
Impairment of trade receivables	(2,657)	(2,563)
Receivables from associates and joint ventures (Note 9)	33	32
Other receivables	377	367
Other current assets	2,160	1,366
Contractual assets (Note 20)	341	—
Capitalized costs (Note 20)	566	—
Prepayments	1,253	1,366
Total	10,579	10,093

Schedule of Impairment of Trade Receivables
The movement in impairment of trade receivables in 2018 and 2017 is as follows:

Millions of euros
Impairment provision at December 31, 2016	2,795
Allowances	998
Inclusion of companies	14
Amounts applied	(1,019)
Translation differences and other	(225)
Impairment provision at December 31, 2017	2,563
Adjustment on initial application of NIIF 9 (Note 14)	126
Allowances	853
Transfers	(10)
Amounts applied	(768)
Translation differences and other	(107)
Impairment provision at December 31, 2018	2,657

Schedule of Accounts Receivable Balances
The detail of the age of the accounts receivable balances from customers and their corrections for impairment as of December 31, 2018 and 2017 is as follows:

Millions of euros	12/31/2018		12/31/2017
	Trade receivables	Impairment	Trade receivables	Impairment
Trade receivables pending billing	2,682	(25)	3,015	(16)
Amount not overdue invoiced	3,508	(195)	3,446	(166)
Less than 90 days	1,532	(164)	1,566	(83)
Between 90 and 180 days	519	(168)	455	(228)
Between 180 and 360 days	364	(212)	385	(244)
More than 360 days	2,061	(1,893)	2,024	(1,826)
Total	10,666	(2,657)	10,891	(2,563)